Document and Entity Information	3 Months Ended
Mar. 31, 2020
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	true
Entity Registrant Name	Kaleyra, Inc.
Amendment Description	AMENDMENT NO. 1 TO FORM S-1
Entity Central Index Key	0001719489
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Tax Identification Number	82-3027430
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Via Marco D’Aviano, 2
Entity Address, City or Town	Milano MI
Entity Address, Postal Zip Code	20131
City Area Code	+39 02
Local Phone Number	288 5841